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JEREMY I. SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3599 Fax

December 27, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Attn:	Ryan Sutcliffe, Counsel
Re:	AIP Alternative Lending Fund P
Investment Company Act File No. 811-23266

Ladies and Gentlemen:

On behalf of AIP Alternative Lending Fund P (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is Post-Effective Amendment No. 4 to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933, as amended and Amendment No. 9 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the sole purposes of (i) updating certain financial information and (ii) making non-material changes to the Registrant’s Prospectus and Statement of Additional Information. Updated financial information will be included in a subsequent post-effective amendment to the Registration Statement.

In accordance with Release No. IC-13768 (Feb. 15, 1984) (the “Release”), we hereby request a selective review of the Registration Statement limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 filed on April 11, 2019. Since the Registration Statement was declared effective, there have been no material changes in the Registrant’s investment strategy or other disclosures regarding its business and associated risks. As a result, the disclosures contained in the Registration Statement are substantially similar to the disclosures contained in the Registration Statement at the time it was declared effective with revisions principally reflecting the most recent audited financial information for the period from effectiveness through September 30, 2019, which, as noted above, will be included in a future post-effective amendment. We are providing under separate cover a courtesy copy of today’s filing marked to show the changes from the Registration Statement, as declared effective on April 11, 2019. Furthermore, as discussed with the Staff, we note that we have included preliminary figures for the fee table, expense example and financial highlights section for the Staff’s review and comment.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.641.5669.

Sincerely,
/s/ Jeremy Senderowicz
Jeremy Senderowicz